Note 4 - Personnel Expenses, Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Salaries, including bonuses	$ 41,890	$ 43,235	$ 43,440
Social security contribution, excluding amounts related to share-based remuneration	5,825	5,222	5,371
External temporary hires	11,796	10,318	8,617
Defined contribution pension expense	3,814	4,752	4,477
Other personnel-related expenses	2,476	1,758	2,080
Total personnel expenses, excluding share-based remuneration	65,801	65,285	63,984
Share-based remuneration, including related social security contribution	16,950	9,304	10,466
Total personnel expenses, including share-based remuneration	$ 82,750	$ 74,588	$ 74,450